Employee Benefits	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefits

12.	EMPLOYEE BENEFITS
Retirement Plan
The Company maintains a 401(k) Plan for its eligible employees. The Plan allows employee contributions from their compensation as defined in the 401(k) Plan, subject to Internal Revenue Code limitations. For the year ended December 31, 2020, the Company made a 3 percent non-elective
contribution to all eligible participants as of the end of the plan year, based on
W-2
wages for that period. The Company also made a discretionary contribution of 6 percent of
W-2
wages for the year ended December 31, 2020. Effective January 1, 2021 until September 30, 2021, the Company made a non-elective
contribution of 4 percent of
W-2
wages to all participants. Effective October 1, 2021, the Company matches 50 percent of the first 6 percent of the employee’s contribution, and this match is immediately vested. Matching contributions to the 401(k) Plan recognized in Compensation expense for the year ended December 31, 2021 and 2020, was $65 and $154, respectively.
Deferred Compensation Plans
The Company has a deferred compensation plan for the benefit of members of the Board of Directors and certain officers. The plan provides all directors and certain officers with the ability to defer receipt of some or all of their director fees or salary and bonuses. The deferrals, along with accumulated earnings, are payable at retirement. The Bank has purchased life insurance policies on each director and officer that are actuarially designed to offset the annual expenses associated with the deferred compensation and the supplemental executive retirement plan (“SERP”). The Bank is the sole owner and beneficiary of all policies. The Bank accrues the estimated annual costs of the deferred amounts that will be payable at retirement. At December 31, 2021 and 2020, the accumulated liability was approximately $1.24 million and $1.21 million, respectively. For the years ended December 31, 2021 and 2020, the Company recognized director deferred compensation cost in noninterest expense of $57 and $128.
Supplemental Executive Retirement Plan
The Company maintains a SERP for certain executives. At December 31, 2021 and 2020, the accumulated liability was $953 and $743, respectively, and is included in other liabilities on the accompanying Consolidated Balance Sheets. The expense for the years ended December 31, 2021 and 2020, was $206 and $140, respectively. Benefit payments amounted to $119 and $112 for the years ended December 31, 2021 and 2020, respectively.